Permal Tactical Allocation Fund
Permal Tactical Allocation Fund
Investment objective
The fund is managed as a tactical asset allocation program. The fund seeks to provide total return in excess of a traditional 60/30/10 (equity/fixed income/cash) portfolio over the medium term.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 34 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 73 under the heading “Sales Charge Waivers and Reductions.”
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Permal Tactical Allocation Fund (USD $)		Class A		Class C	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)		5.75%		none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)		none	[1]	1.00%	none	none	none	none
Small account fee ($)	[2]	15		15	none	none	none	none
[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses Permal Tactical Allocation Fund		Class A	Class C	Class FI	Class R		Class I	Class IS
Management fees		0.65%	0.65%	0.65%	0.65%		0.65%	0.65%
Distribution and service (12b-1) fees		0.25%	1.00%	0.25%	0.50%		none	none
Other expenses		0.43%	0.40%	0.49%	0.47%	[1]	0.39%	0.48%
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.79%	0.79%	0.79%	0.79%		0.79%	0.79%
Total annual fund operating expenses	[2]	2.12%	2.84%	2.18%	2.41%		1.83%	1.92%
Fees waived and/or expenses reimbursed	[3]	(0.31%)	(0.28%)	(0.37%)	(0.35%)		(0.27%)	(0.36%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		1.81%	2.56%	1.81%	2.06%		1.56%	1.56%
[1]	"Other expenses" for Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in this Prospectus and in the fund's shareholder reports. The ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage (including brokerage commissions on purchases and sales of closed-end funds, exchange-traded funds, exchange-traded notes and other assets), taxes, incentive or performance-based fees of underlying funds and extraordinary expenses) so that total annual operating expenses are not expected to exceed 1.75% for Class A shares, 2.50% for Class C shares, 1.75% for Class FI shares, 2.00% for Class R shares, 1.50% for Class I shares and 1.50% for Class IS shares. Acquired fund fees and expenses are subject to these arrangements. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap by 0.06% for each class as a result of brokerage commissions on purchases and sales of exchange-traded funds. These arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
  The expenses of the underlying funds are reflected
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example Permal Tactical Allocation Fund (USD $)	1 year	3 years	5 years	10 years
Class A	748	1,172	1,621	2,861
Class C	359	853	1,474	3,146
Class FI	184	647	1,136	2,485
Class R	209	718	1,253	2,719
Class I	159	549	965	2,126
Class IS	159	569	1,004	2,215

Number of years you own your shares ($)
Expense Example, No Redemption Permal Tactical Allocation Fund (USD $)	1 year	3 years	5 years	10 years
Class A	748	1,172	1,621	2,861
Class C	259	853	1,474	3,146
Class FI	184	647	1,136	2,485
Class R	209	718	1,253	2,719
Class I	159	549	965	2,126
Class IS	159	569	1,004	2,215

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 72% of the average value of its portfolio.
Principal investment strategies
The fund seeks to achieve its objective by allocating assets and investing primarily in mutual funds, closed-end funds, exchange-traded funds (ETFs) and exchange-traded notes (ETNs) as identified by Permal Asset Management Inc., one of the fund’s subadvisers. The fund may invest in affiliated and unaffiliated open-end funds and unaffiliated closed-end funds.

The fund anticipates that it will regularly gain exposure to one or more of the following asset classes, although it is not required to maintain exposure to any particular asset class:
  global equity
  fixed income
  real estate
  infrastructure investments
  commodity investments
  foreign currencies
  hedge fund strategies
  cash and cash equivalents
The fund may seek both long and short exposure through investing in underlying funds that employ any investment strategy or technique and may invest in any region or country. The fund also may invest directly in equity securities, fixed income securities and derivatives.

The fund typically will invest, directly or through underlying funds and ETNs, approximately
  20% to 80% of its total assets in equity related investments
  10% to 60% of its total assets in fixed income related investments
  0% to 40% of its total assets in commodities, real estate assets, infrastructure assets, foreign currencies and hedge fund strategies
  0% to 40% in cash and cash equivalents
The following table compares the fund's asset allocation ranges to a traditional 60% equity/30% fixed income/10% cash portfolio.

Target asset allocation
Asset class	Benchmark	Benchmark allocation	Allocation range
Equities	MSCI World Index (Gross)	60%	20%-80%
Fixed Income	Barclays U.S. Aggregate Index	30%	10%-60%
Cash and Cash Equivalents	Citigroup 90-Day U.S. Treasury Bill Index	10%	0%-40%
Alternative Investments (indirect investments in commodities, real estate assets, infrastructure assets, foreign currencies and hedge fund strategies)	–	–	0%-40%

The fund seeks to gain exposure to certain asset classes, such as ETFs that invest primarily in commodities, through investments in the fund's wholly-owned subsidiary, which may invest without limit in these investments. The fund may invest up to 25% of its assets in the subsidiary.
Certain risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Allocation risk. The fund's ability to achieve its investment goal depends upon the portfolio managers' skill in determining the fund's strategic asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Closed-end funds and exchange-traded funds risk. Investing in closed-end funds and ETFs will give the fund exposure to the securities comprising the closed-end fund or the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of closed-end funds and ETFs are traded on exchanges and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of closed-end funds and ETFs.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Junk bonds have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Derivatives risk. The use of derivatives by the fund or an underlying fund may have a leveraging effect, which may result in a disproportionate increase in the fund's or an underlying fund's losses on the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund or an underlying fund. Using derivatives also can increase volatility of the fund or an underlying fund. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund or an underlying fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Exchange-traded notes risk. The value of ETNs, which combine features of ETFs and bonds, depends on the performance of the index underlying the ETN and the credit rating of the ETN's issuer. Unlike ETFs, ETNs are not structured as investment companies and, unlike bonds, they have no periodic interest payments and principal is not protected.

Foreign investments risk. The fund and an underlying fund's investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund or an underlying fund may invest may have markets that are less liquid and more volatile than U.S. markets. The value of the fund's securities may decline because of factors affecting foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Investing in a fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual equities and fixed income securities. An underlying fund may change its investment objective or policies without the approval of the fund, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. While the underlying funds invest principally in the securities constituting their asset class (e.g., equity or fixed income), under normal market conditions an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). As a result, depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the assets of the fund invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its intended allocation for that asset class.

Hedge funds risk. The fund may invest in underlying funds that are not registered as investment companies. As a result, the fund as an investor in these underlying funds would not have the benefit of certain protections afforded to investors in registered investment companies.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund or an underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Leverage risk. The use of leverage will generally magnify any change in the fund's net asset value and cause increased volatility of returns.

Liquidity risk. Some assets held by the fund or an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Market and interest rate risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that purchase sovereign debt have fallen, credit has become more scarce worldwide and there has been significant uncertainty in the markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Non-diversification risk. To the extent an underlying fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers.

Performance-based fee risk. The performance-based fees or allocations to portfolio managers of certain underlying funds may create an incentive for those portfolio managers to make investments that are riskier or more speculative than those that might have been made in the absence of a performance-based fee or allocation.

Real assets risk. Investments by the fund in an underlying fund that invests in real assets involve a high degree of risk, including significant financial, operating, and competitive risks. Real assets include properties, natural resources, commodities and infrastructure assets. Investments in underlying funds that invest in real assets expose the fund to adverse macroeconomic conditions, such as a rise in interest rates or a downturn in the economy in which the asset is located, elevating the risk of loss.

Real estate investment trusts (REITs) risk. Investments in REITs expose the fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Securities of other investment companies risk. Investments in other investment companies are subject to stock market and allocation risk. Shareholders may also have to bear the indirect proportionate expenses of investing in other investment companies.

Subsidiary risk. By investing in its subsidiary, the fund is indirectly exposed to the risks associated with the subsidiary's investments. The investments held by the subsidiary are generally similar to those that are permitted to be held by the fund and are subject to the same risks that apply to similar investments if held directly by the fund.

Tracking error risk. The fund may hold long or short positions through investments in underlying funds and other instruments, such as ETFs and ETNs, whose investment objectives are to track (positively or negatively) the performance of a particular market or benchmark index. The performance of these instruments, however, may not match that of the indexes the instruments are designed to track, either on a daily or aggregate basis.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

These risks are discussed in more detail later in this Prospectus or in the SAI.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund also compares its performance to the 60/30/10 Composite Index. The 60/30/10 Composite Index is a hypothetical representation of the performance of the fund’s major asset classes. It consists of 60% MSCI World Index (Gross), 30% Barclays U.S. Aggregate Index and 10% Citigroup 90-Day U.S. Treasury Bill Index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Total returns (before taxes) (%)

Calendar Years ended December 31 Best quarter (09/30/2010): 7.47 Worst quarter (09/30/2011): (9.97)
Average annual total returns (for periods ended December 31, 2012) (%)
Average Annual Total Returns Permal Tactical Allocation Fund	1 year	Since inception		Inception date
Class A	4.98%	8.28%		Apr. 13, 2009
Class A Return after taxes on distributions	3.86%	7.32%		Apr. 13, 2009
Class A Return after taxes on distributions and sale of fund shares	3.30%	6.57%		Apr. 13, 2009
Class C	9.63%	9.20%		Apr. 13, 2009
Class FI	11.39%	9.99%		Apr. 13, 2009
Class I	11.72%	10.28%		Apr. 13, 2009
Class IS	11.74%	10.29%		Apr. 13, 2009
MSCI World Index (Gross) (reflects no deduction for fees, expenses or taxes)	16.54%	15.54%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	4.22%	6.48%
Citigroup 90-Day U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.07%	0.10%	[1]
60/30/10 Composite Index (reflects no deduction for fees, expenses or taxes)	11.24%	11.66%
[1]	Index comparison begins on April 30, 2009.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.